TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 10:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rates:

The Israeli corporate tax rate was 26% in 2009, 25% in 2010 and 24% in 2011.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

2.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

According to the Law, the Company is entitled to various tax benefits by virtue of the "approved enterprise"  status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

According to the provisions of the Law, the Company has chosen to enjoy the "Alternative" track. Under this track, the Company is tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10%-25% for a period of several years for the remaining benefit period.

Another condition for receiving the benefits under the alternative track is a minimum qualifying investment. This condition requires an investment in the acquisition of productive assets such as machinery and equipment which must be carried out within three years. The minimum qualifying investment required for setting up a plant is NIS 300 thousand. As for plant expansions, the minimum qualifying investment is the higher of NIS 300 thousand and an amount equivalent to the "qualifying percentage" of the value of the productive assets. Productive assets that are used by the plant but not owned by it will also be viewed as productive assets. The Company was eligible under the terms of minimum qualifying investment and elected 2008 as its "year of election".

The qualifying percentage of the value of the productive assets is as follows:

The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

The income qualifying for tax benefits under the alternative track is the taxable income of a company that has met certain conditions as determined by the Investment Law ("a beneficiary company"), and which is derived from an industrial enterprise. The Investment Law specifies the types of qualifying income that is entitled to tax benefits under the alternative track with respect of an industrial enterprise, whereby income from an industrial enterprise includes, among others, revenues from the production and development of software products and revenues from industrial research and development activities performed for a foreign resident (and approved by the Head of the Administration of Industrial Research and Development).

The benefit period starts with the first year the beneficiary enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. In respect of expansion programs pursuant to Amendment No. 60 to the Investment Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election. The respective benefit period has not yet begun.

The above benefits are contingent upon the fulfillment of the conditions stipulated by the Investment Law, regulations published thereunder and the letters of approval for the investments in the approved enterprises, as above. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest. The management believes that the Company is meeting the aforementioned conditions.

Amendments to the Investment Law:

In December 2010, the "Knesset" passed the Investment Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments to the Investment Law. The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

The Company examined the possible effect of the amendment on the financial statements, if at all, and at this time do not believe it will opt to apply the amendment.

3.	Tax assessments:

With regard to the claim from the Tax Authorities in Israel, see Note 9c(1). The Company has received final tax assessments until the 2007 tax year.

4.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Law for the Encouragement of Industry (Taxation), 1969, provides several tax benefits for industrial companies. An industrial company is defined as a company resident in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

MTS is currently qualified as an "industrial company" under the above definition and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, as prescribed by regulations published under the Inflationary Adjustments Law, the right to claim public issuance expenses and amortization of intangible property rights as a deduction for tax purposes.

Eligibility for benefits under the Law for the Encouragement of Industry (Taxation), 1969, is not subject to receipt of prior approval from any governmental authority. No assurance can be given that the Israeli Tax Authorities will agree that the Company qualifies, or, if the Company qualifies, then the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

5.	Tax Benefits for Research and Development:

Israeli tax law permits, under some conditions, a tax deduction in the year incurred for expenditures, including capital expenditures, in scientific research and development projects.  The deduction is permitted if, among other things, the expenditures are approved by the relevant government ministry and the research and development is for the promotion of the enterprise and is carried out by, or on behalf of, a company seeking the deduction.

The OCS has approved some of the Company's research and development programs and the Company has been able to deduct, for tax purposes, a portion of its research and development expenses net of the grants received. Other research and development expenses that are not approved may be deducted for tax purposes in three equal installments during a three-year period.

b.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

c.	Net operating loss carryforwards:

As of December 31, 2011, the Company and its subsidiaries in Hong Kong and the U.S. had an estimated total amount of available carryforward tax losses of approximately $ 20,177, $ 188 and $ 600, respectively to offset against future taxable profits. The operating tax loss carryforwards in Israel and in Hong Kong may be offset indefinitely against operating income. In addition, as of December 31, 2011, the Company had capital losses in the amount of approximately $ 377 that can be carried forward indefinitely.

MTS IntegraTRAK is subject to U.S. income taxes and has net operating loss carryforwards of approximately $ 600 as of December 31, 2011, which expire in the years 2021 to 2028. The Company's management believes that utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

d.	Deferred income taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2010	2011

Tax loss carryforwards	$5,675	$5,269
Allowances for doubtful accounts and accruals for employee benefits	235	93
Goodwill	(326)	(204)
Other intangible assets	247	(339)
Depreciation, accruals for interest and other	408	759

Net deferred tax asset before valuation allowance	6,239	5,578
Valuation allowance	(6,206)	(5,547)

Net deferred income taxes	$33	$31

Presented as follows:

Long-term assets - foreign	$33	$31

MTS and certain of its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from tax loss carryforwards and other temporary differences, since they have a history of losses incurred over the past years. Management currently believes that it is more likely than not that part of the deferred tax relating to the loss carryforwards in the Company and its subsidiaries and other temporary differences will not be realized in the foreseeable future.

e.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2009	2010	2011
Income (loss) before taxes on income, net, as reported in the statements of operations	$(857)	$223	$397

Tax rates	26%	25%	24%

Theoretical tax expense (benefit)	$(223)	$56	$95
Increase (decrease) in taxes resulting from:
Effect of different tax rates	35	21	19
U.S. state tax	-	8	8
Utilization of carryforward tax losses for which valuation allowance was provided	(94)	(16)	(2)
Non-deductible expenses and tax exempt income	52	2	-
Taxes and deferred taxes in respect of previous years	28	15	-
Change in provision for uncertain tax positions	-	25	17
Deferred taxes for which valuation allowance was provided	222	(64)	(127)

Taxes on income, net, as reported in the statements of operations	$20	$47	$10

f.	Income (loss) before income taxes is comprised as follows:

	Year ended December 31,
	2009	2010	2011

Domestic	$(1,018)	$86	$225
Foreign	161	137	172

	$(857)	$223	$397

g.	Taxes on income are comprised as follows:

	Year ended December 31,
	2009	2010	2011

Current taxes	$15	$30	$8
Deferred taxes	5	2	2
Taxes and deferred taxes in respect of previous years	-	15	-

	$20	$47	$10

Foreign	$20	$47	$10

h.	As of December 31, 2011, the Company had a liability for unrecognized tax benefits of $ 632. A reconciliation of the opening and closing amounts of unrecognized tax benefits is as follows:

	December 31,
	2010	2011

Balance as of beginning of the year	$588	$654
Additions based on tax positions taken during the current period	20	6
Foreign currency translation differences and interest related to the unrecognized tax liabilities from previous years	46	(28)

Balance at the end of the year	$654	$632